Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Payable related to employees' exercise of share-based compensation		¥ 31,128	¥ 0
Accrued professional service fees		20,938	41,291
Accrued advertising expenses		18,165	10,019
Accrued sales and promotion expenses		15,310	11,938
Accrued training, rental, office, meeting and travel expenses		11,204	7,095
Payable for property and equipment purchases		5,652	10,053
Accrued network support expenses		3,402	5,470
Interest payable		455	909
Others		8,323	9,590
Total	$ 18,479	¥ 114,577	¥ 96,365